Mortgage Loans Held for Sale and Warehouse Lines of Credit - Schedule of Outstanding Warehouse Lines of Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 425,000
Warehouse lines of credit	126,218		$ 144,049
Funding Facility 1 | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Maximum borrowing capacity	100,000
Warehouse lines of credit	61,709		89,673
Cash collateral deposit	$ 15,000
Funding Facility 1 | Qualified | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.125%
Funding Facility 2 | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 0	$ 150,000
Warehouse lines of credit	$ 0		9,845
Funding Facility 2 | Warehouse Agreement Borrowings | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.77%
Funding Facility 3 | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 150,000
Warehouse lines of credit	40,088		44,531
Cash collateral deposit	$ 3,800
Funding Facility 3 | Warehouse Agreement Borrowings | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.10%
Funding Facility 3 | Warehouse Agreement Borrowings | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.25%
Funding Facility 4 | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 175,000
Warehouse lines of credit	$ 24,421		$ 0
Funding Facility 4 | Warehouse Agreement Borrowings | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.75%
Funding Facility 4 | Warehouse Agreement Borrowings | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	3.75%